Ambassador Money Market Fund
Ambassador Money Market Fund Fund Summary
Investment Objective
The Ambassador Money Market Fund’s (the “Fund” or “Money Market Fund”) objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ambassador Money Market Fund Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ambassador Money Market Fund Institutional Shares
Management Fees		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses	[1]	0.35%
[1]	Fund operating expenses may not correlate to the ratio of expense to average net assets in the financial highlights table, which do not include Acquired Funds fees and expenses. Acquired Fund fees and expenses are less than 0.001.

The Adviser is contractually committed (through April 30, 2013) to waive management fees and, in the event all such fees are waived, to reimburse other Fund operating expenses such that the Fund's net investment income will not be less than 0.02% of net assets (2 basis points), on an annualized basis, for any class of shares. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees that it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's yield. The agreement cannot be terminated, other than by the Board of Trustees of the Trust, prior to May 1, 2013. This agreement can be terminated as of May 1, 2013 (or as of May 1 of any subsequent year) by the Adviser or the Board of Trustees only if written notice of such termination is given on or before May 1, 2013 (or May 1 of any subsequent year).
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ambassador Money Market Fund Institutional Shares	36	113	197	443

Principal Investment Strategies

To pursue its goal, the Fund invests substantially all of its assets only in the following types of securities:

  obligations of the United States government, its agencies and instrumentalities;
  commercial paper;
  certificates of deposit; and/or
  money market instruments

The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality and credit rating of portfolio securities, the maturity of individual portfolio securities and the portfolio as a whole, and portfolio diversification.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 60 days or less.

Principal Risks

The principal risks of investing in the Fund are that an issuer could default on its payment obligations or suffer an event lowering its credit, effecting the price, volatility and liquidity of the securities. As interest rates fall, mortgage-backed securities tend to be paid earlier than expected. This prepayment may result in a loss on the investment. Management may not be able to produce desired results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year, as well as the Fund’s highest and lowest quarterly returns. The table below provides an additional indication of the risks of investing in the Fund by showing the Fund’s average annual returns for the periods indicated. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information and current seven-day yield, please call 1-800-992-0444.
Calendar Year Total Return (for periods ended December 31) Institutional Shares

Best Quarter: 1.33% - Q3, 2007 Worst Quarter: 0.01% - Q4, 2011
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	10 Years
Ambassador Money Market Fund Institutional Shares	0.05%	1.66%	1.93%